Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Related Party Transactions
Expenses recognized	$ 3	$ 3	$ 10	$ 10	$ 13	$ 14	$ 14
Long-term debt held	3,368	3,511	3,368	3,511	3,490	3,668
Senior secured term loan
Related Party Transactions
Long-term debt held	1,787	1,996	1,787	1,996	1,996
The Sponsors
Related Party Transactions
Annual management fees			12		12
Bain Capital Partners, LLC | Printing of circular advertisement services received from an external vendor
Related Party Transactions
Expenses recognized				6	6	39	39
Bain Capital Partners, LLC | Print procurement services received from an external vendor
Related Party Transactions
Expenses recognized	1	1	3	3	5
The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held					56
The Blackstone Group | Store inventory counting services received from an external vendor
Related Party Transactions
Expenses recognized	2	2	6	6	6	6	7
The Blackstone Group | Candy-type items in stores received from an external vendor
Related Party Transactions
Expenses recognized	5	4	16	13	20	19	18
The Blackstone Group | Lease services of certain properties from a vendor
Related Party Transactions
Expenses recognized	1	1	3	2	3
The Blackstone Group | Hospitality Services
Related Party Transactions
Expenses recognized	1	1	1	1	1	1
Highfields Capital Management LP
Related Party Transactions
Annual management fees			1		1
Officers no longer with the company
Related Party Transactions
Number of shares repurchased	9,333	17,333	14,667	192,001	192,001
Current directors (other than Jill A. Greenthal) | The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held	$ 51		$ 51